Summary of Income Tax Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Income Tax Payments [Line Items]
Income taxes paid	$ 71.8	$ 69.0	$ 60.9
Other foreign jurisdictions
Summary of Income Tax Payments [Line Items]
Income Taxes Paid	1.3
Bermuda
Summary of Income Tax Payments [Line Items]
Income Taxes Paid	3.0
Internal Revenue Service (IRS)
Summary of Income Tax Payments [Line Items]
Income Taxes Paid	55.0
U.K.
Summary of Income Tax Payments [Line Items]
Income Taxes Paid	$ 12.5